SCHEDULE OF DEBT REPAYMENT (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025 (remaining nine months)	$ 1,487,410
2025	3,016,526	$ 2,200,210
2026	5,595,359	3,016,526
2027	534,923	5,595,359
2028	276,374	534,923
2029	276,374	276,374
Total	$ 10,910,592	$ 11,623,392	$ 3,106,508